CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2012	Jun. 30, 2011
Allowance for doubtful accounts, accounts receivable	$ 14,287,361	$ 10,691,810
Allowance For Doubtful Accounts Receivable And Unbilled Services	1,890,108	1,232,813
allowance for doubtful accounts, other receivables	$ 344,978	$ 249,052
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	55,998,917	54,692,129
Common stock, shares outstanding	55,998,917	54,692,129